PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property equipment, net consisted of the following:

	As of	As of
	September 30, 2025	September 30, 2024
Property and Buildings	$13,250,484	$13,518,768
Machinery and equipment	26,222,984	18,774,867
Automobiles	473,258	235,360
Office and electric equipment	748,121	193,294
Others	313,978	—
Subtotal	41,008,825	32,722,289
Less: accumulated depreciation	(30,088,018)	(24,112,010)
Less: accumulated impairment	(196,449)	—
Property and equipment, net	$10,724,358	$8,610,279

Depreciation expense was $1,313,754, $1,135,383 and $1,077,376 for the years ended September 30, 2025, 2024 and 2023 respectively. Certain property have been pledged as collateral under the bank loan agreement as discussed in Note 9.

During the year ended September 30, 2025, the Company recognized an impairment loss of $196,494 on certain items of property and equipment following management’s assessment of the recoverability of the related asset group. The impairment loss was recognized within QLS chengdu in the consolidated statements of operations. Following the impairment, the affected property and equipment were carried at their estimated fair value. The fair value is measured based on net realized value.

As of September, 30, 2025, 2024 and 2023, Qilian Chengdu made advance payments for property and buildings acquisition for Nil, $660,571 and $634,442, respectively, which was recorded in prepayments for property and equipment on the consolidated balance sheets.